Warrant liabilities (Details Narrative) - $ / shares	1 Months Ended
	Jun. 24, 2021	Jun. 24, 2021	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants			6,020,500
Warrants, description	Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share, one right and one redeemable warrant (the “Public Warrant”). Each Public Warrant entitles the holder to purchase one-half (1/2) of an ordinary share at an exercise price of $11.50
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of units	5,750,000	5,750,000
Price per share	$ 10.00	$ 10.00
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sale of units	270,500
Price per share	$ 10.0	$ 10.0
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants			5,750,000
Private Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants			270,500